Lease liabilities - Additional Information (Detail)	9 Months Ended
Jul. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Number of new premises leases during Period	4
Number of new equipment leases during period	1
Number of leases modified during period	3